Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities:
Net Loss	$ (1,850,066)	$ (8,777,837)	$ (8,142,823)	$ (1,853,791)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation Expense	0	322	322	586
Stock-based compensation	859,627	748,600	1,101,286	287,927
Noncash interest expense on notes payable	212,332	83,295	111,059	0
Issuance of common stock for services	8,625	77,625	94,875	0
Gain on exercise of warrants	(299,321)	0
Loss on warrant derivative modification, net of inducement shares	996,813	0
Decrease to fair value of derivative	(2,924,064)	(2,069,693)
Non cash expense for issuance of warrants	0	7,541,693	3,420,000	0
Other noncash adjustments	0	92,500	92,500	(92)
Noncash interest expense on convertible notes payable			0	82,147
Noncash interest expense on notes payable to related party			0	25,599
Repayment of accrued interest to related party			0	(98,288)
(Increase) decrease in:
Prepaid expenses and other current assets	(621)	(2,515)	(13,779)	(16,321)
Other Assets			0	(10,062)
Increase (decrease) in:
Accounts payable	323,850	(148,758)	(138,937)	56,343
Accrued expenses and other liabilities	46,069	75,270	126,995	91,332
Net cash used in operating activities	(2,626,756)	(2,379,498)	(3,348,502)	(1,434,620)
Cash flows from investing activities:			0	0
Cash flows from financing activities:
Proceeds from exercise of warrants	1,251,000	0
Proceeds from issuance of common stock and warrants	3,066,000	2,624,703	2,624,703	2,000,000
Repayment of notes payable to related party			0	(275,200)
Proceeds from issuance of convertible notes	750,000	0	0	250,000
Proceeds from issuance of notes payable	0	1,000,000	1,000,000	0
Net cash provided by financing activities	5,067,000	3,624,703	3,624,703	1,974,800
Net incerease in cash and cash equivalents	2,440,244	1,245,205	276,201	540,180
Cash and cash equivalents, beginning of period	833,520	557,319	557,319	17,139
Cash and cash equivalents, end of period	3,273,764	1,802,524	833,520	557,319
Cash paid during the period for:
Interest			0	98,288
Debt with warrants issued for promissory note receivable			0	1,000,000
Exchange of convertible notes and related accrued interest for common stock			0	2,470,022
Fully depreciated fixed assets disposed of			$ 2,066	$ 0
Non-cash financing activities
Issuance of Inducement shares	$ 100,050	$ 0